22 Income tax (''IR'') and social contribution (''CSL'') (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Balance, assets	R$ 2,662,596	R$ 1,104,158	R$ 1,165,726
Balance, liabilities	273,036	381,582	R$ 1,005,493
Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, liabilities	3,470,087	2,516,275
IR and CSl offsetting, liabilites	(3,197,051)	(2,134,693)
Balance, liabilities	R$ 273,036	R$ 381,582
Braskem S.A. [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 2,072,130	R$ 2,239,727
IR and CSl offsetting, liabilites	R$ (2,072,130)	(2,126,658)
Balance, liabilities		113,069
Braskem Chile | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Chile
Tax calculation, liabilities	R$ 1,913	268
IR and CSl offsetting, liabilites	(162)	R$ (268)
Balance, liabilities	R$ 1,751
Braskem Idsea [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, liabilities	R$ 1,117,641
IR and CSl offsetting, liabilites	R$ (1,117,641)
Cetrel [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 5,846	R$ 6,645
IR and CSl offsetting, liabilites	R$ (5,846)	R$ (6,645)
DAC [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 1,272	R$ 1,122
IR and CSl offsetting, liabilites	R$ (1,272)	R$ (1,122)
Braskem America [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, liabilities	R$ 271,285	R$ 268,513
Balance, liabilities	271,285	R$ 268,513
Braskem Chile [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country		Chile
Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, assets	5,859,647	R$ 3,238,851
IR and CSL offsetting, assets	(3,197,051)	(2,134,693)
Balance, assets	R$ 2,662,596	R$ 1,104,158
Assets [Member] | Braskem S.A. [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 3,679,547	R$ 2,126,658
IR and CSL offsetting, assets	(2,072,130)	R$ (2,126,658)
Balance, assets	R$ 1,607,417
Assets [Member] | Braskem Argentina [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Argentina	Argentina
Tax calculation, assets	R$ 1,010	R$ 11,337
Balance, assets	R$ 1,010	R$ 11,337
Assets [Member] | Braskem Alemanha [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Germany	Germany
Tax calculation, assets	R$ 28,176	R$ 11,251
Balance, assets	R$ 28,176	R$ 11,251
Assets [Member] | Braskem Chile
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Chile	Chile
Tax calculation, assets	R$ 162	R$ 308
IR and CSL offsetting, assets	(162)	(268)
Balance, assets		R$ 40
Assets [Member] | Braskem Idsea [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 2,056,723	R$ 980,762
IR and CSL offsetting, assets	(1,117,641)
Balance, assets	R$ 939,082	R$ 980,762
Assets [Member] | Braskem Mexico Servicos [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 9,677	R$ 9,409
Balance, assets	R$ 9,677	R$ 9,409
Assets [Member] | Cetrel [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 24,313	R$ 26,478
IR and CSL offsetting, assets	(5,846)	(6,645)
Balance, assets	R$ 18,467	R$ 19,833
Assets [Member] | DAC [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 60,039	R$ 72,648
IR and CSL offsetting, assets	(1,272)	(1,122)
Balance, assets	R$ 58,767	R$ 71,526